Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income) (Details) (Foreign Exchange Contracts, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivatives Designated As Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net	$ (28,845)		$ 13,491
Gain (Loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	(5,081)	[1]	30,591	[1]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	1,039	[2]	(688)	[2]
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective Portion of Gain (Loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income	$ (13,314)	[2]

[1]	Presented as part of revenues/cost of
[2]	Presented as part of financial income (expenses), net